FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.                                      FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group’s trading securities and available-for-sale securities as measured, and cash equivalents and held-to-maturity securities as disclosed are determined based on the discounted cash flow method. The following table summarizes the Group’s financial assets measured or disclosed at fair value on a recurring basis.

		Fair value disclosure or measurement at
		December 31, 2012 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	77,784	—	77,784	—

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	26,259	—	26,259	—

Fair value measurement
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	5,125	—	—	5,125

Total assets measured at fair value	5,125	—	—	5,125

		Fair value disclosure or measurement at
		December 31, 2013 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	11,827	—
Adjustable-rate debt securities	4,326	—	4,326	—

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	24,085	—	24,085	—
Adjustable-rate debt securities	33,490	—	33,490	—
Term deposits	70,629	—	70,629	—

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,262	—	8,262	—

Fair value measurement
Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	1,553	—	—
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	6,850	—	—	6,850

Total assets measured at fair value	8,403	1,553	—	6,850

The available-for-sale securities do not have a quoted market rate. The Group adopted a discounted cash flow method under the income approach, which take into consideration a number of factors that include expected future cash flows, growth rates and discount rates from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability. The assumptions are inherently uncertain and subjective. The expected future cash flows for Firstleap were based on discrete eight years financial forecasts developed by management for planning purposes.  Cash flows beyond the forecasted period were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends and considered long-term earnings growth rates for publicly traded comparable companies. Specifically, the income approach valuations included a cash flow discount rate of 21.14%, and a terminal value growth rate of 3%.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and 2013, which only contains available-for-sale securities.

	Fair Value Measurement Using
	Significant Unobservable Inputs
	(Level 3)
	2012	2013

Beginning balance	—	5,125
Total unrealized gains included in other comprehensive income	339	93
Purchase	4,786	1,632

Ending balance	5,125	6,850

Fair value measured on a non-recurring basis

The Group measured the fair value of acquired intangible assets of Weland using “relief from royalty” or “with or without” valuation methods. These acquired intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as royalty rate, forecast financial performance of the acquired business and discount rates, to determine the fair value of these acquired assets. The Group has recognized impairment loss of $359 and $135 related to trademark and non-compete agreement, respectively, for the year ended December 31, 2013, as set out in Note 6.

The Group measured the fair value of goodwill using the income approach valuation methodology, based on which to recognize the impairment loss for the Weland reporting unit in 2013 as set out in Note 7. The goodwill is considered as Level 3 assets because the Group used unobservable inputs, such as five-year earnings forecast, weighted average cost of capital (“WACC”) and lack of marketability discount (“LoMD”), to determine the fair value of the goodwill. The WACC and LoMD used in the fair value measurement for the Weland reporting unit were 21% and 30%, respectively.